Document and Entity Information	12 Months Ended
Jan. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2011
Registrant Name	FIDELITY ADVISOR SERIES I
Central Index Key	0000722574
Amendment Flag	false
Document Creation Date	Sep 19, 2012
Document Effective Date	Sep 19, 2012
Prospectus Date	Jan 28, 2012

A T B C | Fidelity Advisor Stock Selector Mid Cap Fund

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
(formerly Fidelity Advisor Mid Cap Fund)
Class A, Class T, Class B, and Class C
January 28, 2012
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 6.

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-18.56%	44.01%	16.00%	8.38%	13.26%	9.68%	-52.33%	46.78%	23.95%	-5.10%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.06%	June 30, 2009
Lowest Quarter Return	-30.15%	December 31, 2008
Year-to-Date Return	9.68%	June 30, 2012

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
A T B C | Fidelity Advisor Stock Selector Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas1_SupplementTextBlock

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
(formerly Fidelity Advisor Mid Cap Fund)
Class A, Class T, Class B, and Class C
January 28, 2012
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 6.

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-18.56%	44.01%	16.00%	8.38%	13.26%	9.68%	-52.33%	46.78%	23.95%	-5.10%

2002	rr_AnnualReturn2002	(18.56%)
2003	rr_AnnualReturn2003	44.01%
2004	rr_AnnualReturn2004	16.00%
2005	rr_AnnualReturn2005	8.38%
2006	rr_AnnualReturn2006	13.26%
2007	rr_AnnualReturn2007	9.68%
2008	rr_AnnualReturn2008	(52.33%)
2009	rr_AnnualReturn2009	46.78%
2010	rr_AnnualReturn2010	23.95%
2011	rr_AnnualReturn2011	(5.10%)
Supplement Two [Text Block]	fas1_SupplementTwoTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.06%	June 30, 2009
Lowest Quarter Return	-30.15%	December 31, 2008
Year-to-Date Return	9.68%	June 30, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 19, 2012